UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS Dreman Small Cap Value Fund

	Shares	Value ($)

Common Stocks 91.7%
Consumer Discretionary 5.2%
Diversified Consumer Services 0.9%
Nobel Learning Communities, Inc.*	212,700	2,854,434
Regis Corp.	358,600	15,089,888

		17,944,322
Hotels Restaurants & Leisure 0.0%
Penn National Gaming, Inc.*	1,900	88,597

Household Durables 0.7%
Helen of Troy Ltd.*	574,700	13,310,052
Leisure Equipment & Products 0.4%
Callaway Golf Co.	490,900	7,412,590
Specialty Retail 2.1%
bebe stores, Inc.	210,000	3,859,800
Conn's, Inc.*	263,400	6,666,654
Men's Wearhouse, Inc.	371,900	16,467,732
Payless ShoeSource, Inc.*	506,400	15,647,760

		42,641,946
Textiles, Apparel & Luxury Goods 1.1%
Phillips-Van Heusen Corp.	264,764	14,519,658
Wolverine World Wide, Inc.	308,450	8,559,487

		23,079,145
Consumer Staples 4.9%
Food & Staples Retailing 1.7%
Nash Finch Co.	287,700	8,648,262
Ruddick Corp.	527,600	14,946,908
Weis Markets, Inc.	241,900	10,522,650

		34,117,820
Food Products 1.9%
J.M. Smucker Co.	388,600	19,274,560
Ralcorp Holdings, Inc.*	316,100	18,340,122

		37,614,682
Household Products 0.6%
Church & Dwight Co., Inc.	245,200	11,757,340
Tobacco 0.7%
Vector Group Ltd.	822,155	14,996,107
Energy 9.5%
Energy Equipment & Services 3.6%
Atwood Oceanics, Inc.*	366,600	18,549,960
Bristow Group, Inc.*	136,700	5,010,055
Hercules Offshore, Inc.*	431,900	11,501,497
Matrix Service Co.*	209,200	3,750,956
NATCO Group, Inc. "A"*	101,800	3,527,370
Oil States International, Inc.*	259,400	7,613,390
Superior Energy Services, Inc.*	354,800	10,874,620
T-3 Energy Services, Inc.*	150,000	3,183,000
Todco*	222,600	7,586,208
Willbros Group, Inc.*	32,300	704,140

		72,301,196
Oil, Gas & Consumable Fuels 5.9%
Arena Resources, Inc.*	132,500	5,983,700
Delta Petroleum Corp.*	660,900	13,218,000
Energy Metals Corp.*	1,099,200	12,433,666
Helix Energy Solutions Group, Inc.*	456,500	15,324,705
Meridian Resource Corp.*	615,100	1,586,958
NGP Capital Resources Co.	94,749	1,462,925
Parallel Petroleum Corp.*	841,300	16,110,895
Petrohawk Energy Corp.*	875,200	10,476,144
PetroQuest Energy, Inc.*	1,175,900	13,534,609
Pinnacle Gas Resources, Inc. 144A*	459,000	5,152,275

Riata Energy, Inc. 144A*	100,000	2,167,400
Rosetta Resources, Inc. 144A*	128,300	2,356,871
Uranium Resources, Inc.*	3,657,575	20,299,541

		120,107,689
Financials 19.8%
Capital Markets 1.6%
Apollo Investment Corp.	734,000	16,647,120
Hercules Technology Growth Capital, Inc.	250,300	3,489,182
MCG Capital Corp.	201,100	3,810,845
Prospect Energy Corp.	120,496	2,101,450
Waddell & Reed Financial, Inc. "A"	257,400	6,275,412

		32,324,009
Commercial Banks 2.1%
AmericanWest Bancorp.	282,800	6,063,232
Columbia Banking System, Inc.	162,200	5,469,384
MB Financial, Inc.	128,000	4,709,120
Patriot National Bancorp, Inc.	189,900	4,491,135
Provident Bankshares Corp.	82,000	2,813,420
Sterling Financial Corp.	193,407	6,361,156
UCBH Holdings, Inc.	623,300	11,880,098

		41,787,545
Diversified Financial Services 0.8%
ASTA Funding, Inc.	479,300	15,855,244
CMET Finance Holdings, Inc. 144A*	10,800	170,640

		16,025,884
Insurance 6.8%
Allied World Assurance Holdings Ltd.	265,500	11,068,695
AmCOMP, Inc.*	229,000	2,411,370
Amerisafe, Inc.*	491,500	9,082,920
CastlePoint Holdings Ltd. 144A*	821,900	8,835,425
Endurance Specialty Holdings Ltd.	459,300	16,286,778
Hanover Insurance Group, Inc.	312,100	14,659,337
IPC Holdings Ltd.	459,500	13,353,070
KMG America Corp.*	432,200	3,963,274
Odyssey Re Holdings Corp.	441,200	17,189,152
Platinum Underwriters Holdings Ltd.	152,800	4,881,960
ProCentury Corp.	18,200	366,730
Selective Insurance Group, Inc.	373,800	9,135,672
Tower Group, Inc.	363,500	12,424,430
United Fire & Casualty Co.	417,200	14,455,980

		138,114,793
Real Estate Investment Trusts 7.1%
Annaly Capital Management, Inc. (REIT)	927,700	13,006,354
Anworth Mortgage Asset Corp. (REIT)	763,300	6,785,737
Ashford Hospitality Trust (REIT)	1,205,000	14,942,000
Capital Lease Funding, Inc. (REIT)	966,800	10,257,748
CBRE Realty Finance, Inc. (REIT)	535,500	7,004,340
CBRE Realty Finance, Inc. (REIT) 144A	300,000	3,903,000
FBR Capital Markets Corp. (REIT) 144A*	204,400	2,943,973
Friedman, Billings, Ramsey Group, Inc. "A" (REIT)	256,800	1,741,104
Highland Hospitality Corp. (REIT)	124,100	2,036,481
Jer Investors Trust, Inc. (REIT)	670,700	12,756,714
KKR Financial Corp. (REIT)	758,500	20,957,355

Medical Properties Trust, Inc. (REIT)	912,200	14,011,392
MFA Mortgage Investments, Inc. (REIT)	1,580,500	11,711,505
Newcastle Investment Corp. (REIT)	592,859	17,489,341
NovaStar Financial, Inc. (REIT)	625,200	4,982,844

		144,529,888
Real Estate Management & Development 0.3%
Thomas Properties Group, Inc.	397,900	6,087,870
Thrifts & Mortgage Finance 1.1%
BankAtlantic Bancorp., Inc. "A"	100,000	1,276,000
BankUnited Financial Corp. "A"	115,500	2,820,510
Beverly Hills Bancorp., Inc.	310,000	2,362,200
Corus Bankshares, Inc.	616,100	11,434,816
PFF Bancorp., Inc.	126,100	3,987,282

		21,880,808
Health Care 7.7%
Health Care Equipment & Supplies 1.4%
Adeza Biomedical Corp.*	184,400	4,473,544
Kinetic Concepts, Inc.*	204,500	10,051,175
The Cooper Companies, Inc.	296,900	13,624,741

		28,149,460
Health Care Providers & Services 4.9%
Centene Corp.*	438,400	10,574,208
Healthspring, Inc.*	851,900	18,000,647
Kindred Healthcare, Inc.*	289,500	9,530,340
LifePoint Hospitals, Inc.*	642,600	23,519,160
Odyssey HealthCare, Inc.*	672,000	9,125,760
Option Care, Inc.	862,400	11,452,672
Pediatrix Medical Group, Inc.*	330,900	17,901,690

		100,104,477
Life Sciences Tools & Services 1.1%
Charles River Laboratories International, Inc.*	281,800	12,920,530
PerkinElmer, Inc.	374,600	8,878,020

		21,798,550
Pharmaceuticals 0.3%
Perrigo Co.	356,200	5,948,540
Industrials 21.9%
Aerospace & Defense 4.9%
Argon ST, Inc.*	199,800	4,841,154
Armor Holdings, Inc.*	100,600	6,407,214
BE Aerospace, Inc.*	712,400	21,507,356
CAE, Inc.	1,066,100	11,119,423
DRS Technologies, Inc.	326,900	17,322,431
EDO Corp.	443,100	10,652,124
Herley Industries, Inc.*	228,300	3,508,971
K&F Industries Holdings, Inc.*	745,800	18,339,222
Triumph Group, Inc.	87,400	4,685,514

		98,383,409
Air Freight & Logistics 0.4%
ABX Air, Inc.*	1,201,400	8,950,430
Airlines 0.7%
Alaska Air Group, Inc.*	347,800	14,259,800

Building Products 0.2%
NCI Building Systems, Inc.*	63,000	3,517,920
Commercial Services & Supplies 3.5%
Administaff, Inc.	275,800	9,788,142
American Ecology Corp.	314,700	5,932,095
Clean Harbors, Inc.*	116,900	5,904,619
Covanta Holding Corp.*	174,100	3,959,034
Ennis, Inc.	577,800	14,907,240
HNI Corp.	319,600	15,980,000
Kelly Services, Inc. "A"	497,700	15,314,229

		71,785,359
Construction & Engineering 6.1%
Chicago Bridge & Iron Co., NV (New York Shares)	432,600	12,861,198
EMCOR Group, Inc.*	369,800	22,210,188
Granite Construction, Inc.	244,100	14,250,558
Insituform Technologies, Inc. "A"*	578,800	14,666,792
Perini Corp.*	289,900	10,520,471
Shaw Group, Inc.*	396,200	12,195,036
Sterling Construction Co., Inc.*	536,900	10,104,458
URS Corp.*	172,500	7,170,825
Washington Group International, Inc.*	325,000	19,051,500

		123,031,026
Electrical Equipment 2.8%
Coleman Cable, Inc.*	283,000	4,752,985
General Cable Corp.*	433,800	21,668,310
Genlyte Group, Inc.*	125,200	8,687,628
Hubbell, Inc. "B"	308,300	14,890,890
Thomas & Betts Corp.*	126,100	6,408,402

		56,408,215
Industrial Conglomerates 0.2%
Walter Industries, Inc.	166,600	4,153,338
Machinery 2.0%
Harsco Corp.	153,300	13,153,140
Mueller Water Products, Inc. "A"	625,500	9,319,950
Mueller Water Products, Inc. "B"	275,296	4,085,393
Watts Water Technologies, Inc. "A"	396,000	14,913,360

		41,471,843
Road & Rail 0.6%
Genesee & Wyoming, Inc.*	429,900	11,160,204
Trading Companies & Distributors 0.5%
WESCO International, Inc.*	165,600	11,050,488
Information Technology 9.6%
Communications Equipment 3.3%
Arris Group, Inc.*	1,121,900	14,741,766
Black Box Corp.	456,900	17,307,372
CommScope, Inc.*	911,500	35,065,405

		67,114,543
Computers & Peripherals 0.8%
Avid Technology, Inc.*	288,100	9,622,540
Hypercom Corp.*	175,500	995,085
Komag, Inc.*	133,400	4,534,266

		15,151,891
Electronic Equipment & Instruments 2.7%
Aeroflex, Inc.*	1,036,800	11,850,624

Anixter International, Inc.*	348,100	21,582,200
Mettler-Toledo International, Inc.*	148,100	12,789,916
Scansource, Inc.*	318,500	8,809,710

		55,032,450
Internet Software & Services 0.0%
Openwave Systems, Inc.*	106,400	868,224
IT Services 1.4%
CACI International, Inc. "A"*	278,900	12,968,850
Covansys Corp.*	600,200	14,800,932

		27,769,782
Semiconductors & Semiconductor Equipment 0.5%
MKS Instruments, Inc.*	376,100	9,071,532
Software 0.9%
Jack Henry & Associates, Inc.	669,700	15,711,162
Sonic Solutions*	212,500	3,087,625

		18,798,787
Materials 6.3%
Chemicals 0.2%
CF Industries Holdings, Inc.	122,500	4,735,850
Construction Materials 0.8%
Headwaters, Inc.*	327,900	7,728,603
Texas Industries, Inc.	114,000	9,029,940

		16,758,543
Metals & Mining 5.3%
Century Aluminum Co.*	214,300	9,757,079
Goldcorp, Inc.	193,275	5,181,703
IAMGOLD Corp.	1,666,100	13,928,596
Metal Management, Inc.	109,300	4,376,372
Northern Orion Resources, Inc.*	1,360,800	5,647,320
Northwest Pipe Co.*	176,400	6,452,712
Pan American Silver Corp.*	620,100	18,615,402
RTI International Metals, Inc.*	418,800	36,134,064
Stillwater Mining Co.*	219,600	2,795,508
Worthington Industries, Inc.	192,900	3,842,568

		106,731,324
Telecommunication Services 2.2%
Diversified Telecommunication Services
Alaska Communications Systems Group, Inc.	933,600	13,658,568
Commonwealth Telephone Enterprises, Inc.	348,000	14,866,560
Iowa Telecommunications Services, Inc.	759,700	15,216,791

		43,741,919
Utilities 4.6%
Electric Utilities 2.0%
Allegheny Energy, Inc.*	139,800	6,604,152
ALLETE, Inc.	316,000	14,798,280
IDACORP, Inc.	380,700	13,263,588
Sierra Pacific Resources*	350,500	6,084,680

		40,750,700
Gas Utilities 1.5%
ONEOK, Inc.	266,000	11,081,560

Southern Union Co.	655,800	19,214,940

		30,296,500
Multi-Utilities 1.1%
CMS Energy Corp.	179,800	3,137,510
Integrys Energy Group, Inc.	262,100	14,609,454
TECO Energy, Inc.	277,800	4,658,706

		22,405,670

Total Common Stocks (Cost $1,531,462,726)		1,855,523,057
Closed End Investment Company 0.5%
Tortoise Energy Infrastructure Corp. (Cost $6,862,242)	268,757	9,777,380
Exchange Traded Fund 4.8%
iShares Russell 2000 Index Fund (Cost $95,156,159)	1,236,000	97,458,600
Cash Equivalents 2.1%
Cash Management QP Trust, 5.31% (a) (Cost $41,933,595)	41,933,595	41,933,595
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,675,414,722)	99.1	2,004,692,632
Other Assets and Liabilities, Net	0.9	18,036,873

Net Assets	100.0	2,022,729,505

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007